First Trust Bloomberg Artificial Intelligence ETF Investment Objectives and Goals - First Trust Bloomberg Artificial Intelligence ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Bloomberg Artificial Intelligence ETF (FAI)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Bloomberg Artificial Intelligence ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Bloomberg Artificial Intelligence Index (the “Index”).